PROVISION FOR ENVIRONMENTAL REHABILITATION	12 Months Ended
Jun. 30, 2026
Provision for decommissioning, restoration and rehabilitation costs [abstract]
PROVISION FOR ENVIRONMENTAL REHABILITATION	PROVISION FOR ENVIRONMENTAL REHABILITATION

SIGNIFICANT ACCOUNTING ASSUMPTIONS AND ESTIMATES
Estimates of future environmental rehabilitation costs are determined with the assistance of an independent expert and are based on the Group’s environmental management plans which are developed in accordance with regulatory requirements as well as the life-of-mine plan (as discussed in note 9) which influences the estimated timing of the rehabilitation cash outflows and the planned method of rehabilitation of reclamation sites and deposition facilities.
The estimated future cash outflows associated with the liability are determined on a nominal basis reflecting current cost estimates and expected inflation. These estimates are reviewed annually and are discounted using a pre-tax risk-free rate that is adjusted to reflect the current market assessments of the time value of money and the risks specific to the obligation to the extent that these risks are not already reflected in the estimated cash flows.
An average discount rate ranging between 8.5% and 9.4% (2025: between 9.5% and 9.9%), average inflation rate of 4.5%
(2025: 5.1%) and the discount periods as per the expected life-of-mine were used in the calculation of the estimated net present value of the rehabilitation provision.
ACCOUNTING POLICIES
The net present value of the estimated rehabilitation cost as at reporting date is provided for in full. Annual changes in the provision consist of financing expenses relating to the change in the present value of the provision and inflationary increases in the provision, as well as changes in estimates.
The present value of environmental rehabilitation costs related to the construction, installation or acquisition of property, plant and equipment are capitalised as part of the cost of the related asset against an increase in the environmental rehabilitation provision. Subsequently, if a decrease in the liability exceeds the carrying amount of the asset, the excess is recognised in profit or loss. If the asset value is increased and there is an indication that the revised carrying value is not recoverable, an impairment test is performed in accordance with the accounting policy dealing with impairments of property, plant and equipment. Over time, the liability is increased to reflect a finance expense, and the capitalised cost is depreciated over the life of the related asset. Cash costs incurred to rehabilitate these disturbances are charged to the provision and are presented as investing activities in the statement of cash flows.
The present value of environmental rehabilitation costs of disturbances where no related asset is recognised are recognised in profit or loss and presented as operating costs against the increase in the environmental rehabilitation provision. Subsequent remeasurements of these costs, including change in estimates, are also recognised in profit or loss.
Cash costs incurred to rehabilitate these disturbances are presented as operating activities in the statement of cash flows.
The cost of routine or ongoing rehabilitation is recognised in profit or loss as incurred.

Amounts in R million	Note	2026	2025

Balance at the beginning of the year		558.7	616.8
Unwinding of provision	7	51.0	58.6
Addition of environmental rehabilitation provision recognised to related asset (a)		34.7	—
Change in estimate of environmental rehabilitation provision recognised in profit or loss (b)	5.1	(13.1)	(98.0)
Change in estimate of environmental rehabilitation provision recognised to related asset (c)	9	114.9	7.4
Environmental rehabilitation payments (d)		(24.8)	(26.1)
To reduce liabilities with a related asset		(24.8)	(26.1)
To reduce liabilities without a related asset	13	—	—

Balance at the end of the year		721.4	558.7
Environmental rehabilitation payments to reduce the liability		(24.8)	(26.1)
Ongoing rehabilitation expenditure[1]		(19.7)	(19.3)
Total cash spent on environmental rehabilitation		(44.5)	(45.4)
[1]The Group also performs ongoing environmental rehabilitation arising from its current activities concurrently with production. These costs do not represent a reduction of the above liability and are expensed as operating costs.
10PROVISION FOR ENVIRONMENTAL REHABILITATION continued
(a)Addition of environmental rehabilitation provision recognised to related asset
On 2 December 2025, DRDGOLD and Sibanye Gold Proprietary Limited (“Sibanye Gold”) signed an agreement to transfer ownership of the Kloof 2 dump, associated rehabilitation provision and trust fund monies to FWGR. The transfer is in accordance with the initial exchange agreement, concluded in 2018, for the acquisition of FWGR by the DRDGOLD
Group. The dump and associated environmental rehabilitation provision have been transferred. The rehabilitation trust fund monies remain with Sibanye Gold until regulatory approvals have been obtained. A receivable of R117.4 million has been recognised pending transfer of the monies (see note 14), with the corresponding credit recognised as a contribution from shareholder.
(b)Change in estimate of environmental rehabilitation provision recognised in profit or loss
The decrease was as a result of the rescheduling of non-viable dumps at Ergo. (2025: Decrease is mainly as a result of
Crown Complex being classified as Mineral Reserve and now included in the life-of-mine, resulting in a change in its rehabilitation methodology, from in situ to red earth footprint rehabilitation).
(c)Change in estimate of environmental rehabilitation provision recognised to related asset
The increase was primarily due to inflationary increases in rehabilitation costs, higher demolition rates for plant infrastructure and the expansion of FWGR infrastructure.
(d)Environmental rehabilitation payments
36.8ha of the Brakpan TSF (2025: 40ha) and 6.0ha of the Driefontein 4 TSF (2025: 4.4ha) were vegetated/cladded during the year.

Amounts in R million	Ergo	FWGR	Other	Total

Expected discounted cash flows:
Between one and two years	92.3	22.4	3.5	118.2
Between three and five years	98.8	17.4	—	116.2
Between six and ten years	50.6	49.8	—	100.4
Between eleven and twenty years	47.2	41.2	—	88.4
After twenty years	212.1	76.5	9.6	298.2

	501.0	207.3	13.1	721.4

GROSS COST TO REHABILITATE
The Group estimates that, based on current environmental and regulatory requirements, the total undiscounted rehabilitation cost is approximately R1,280.3 million (2025: R930.2 million).